Supplementary Information On Oil And Gas Activities (Unaudited) - Summary of capitalized costs - (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Argentina [Member]
Disclosure Of Capitalized Costs [Line Items]
Unproved properties			$ 13,157
Gross capitalized costs	$ 1,369,554	$ 1,144,931	916,047
Accumulated depreciation	(364,964)	(222,847)	(74,413)
Total net capitalized costs	1,004,590	922,084	841,634
Mexico [Member]
Disclosure Of Capitalized Costs [Line Items]
Unproved properties	15,359	29,403	29,681
Gross capitalized costs	18,476	30,044	29,681
Accumulated depreciation	(94)	(3)
Total net capitalized costs	18,382	30,041	29,681
Machinery, installations, software licenses and others [member] | Argentina [Member]
Disclosure Of Capitalized Costs [Line Items]
Proved Properties	34,407	29,757	20,602
Machinery, installations, software licenses and others [member] | Mexico [Member]
Disclosure Of Capitalized Costs [Line Items]
Proved Properties	485	40
Oil and gas properties and wells [Member] | Argentina [Member]
Disclosure Of Capitalized Costs [Line Items]
Proved Properties	1,258,223	1,040,250	804,752
Work In Progress [Member] | Argentina [Member]
Disclosure Of Capitalized Costs [Line Items]
Proved Properties	76,924	74,924	$ 77,536
Work In Progress [Member] | Mexico [Member]
Disclosure Of Capitalized Costs [Line Items]
Proved Properties	$ 2,632	$ 601